Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.24%
Australia–3.34%
CSL Ltd.	545,112	$110,637,606
James Hardie Industries PLC, CDI(a)	3,380,849	121,452,343
		232,089,949
Canada–5.45%
Alimentation Couche-Tard, Inc.	2,581,796	159,154,498
Dollarama, Inc.	2,348,992	220,207,898
		379,362,396
Denmark–5.16%
Novo Nordisk A/S, Class B	2,711,203	359,215,108
France–13.71%
Airbus SE	594,620	89,981,815
Capgemini SE	357,027	70,878,230
Dassault Systemes SE	1,272,842	48,251,867
Edenred SE(b)	1,792,706	74,646,067
EssilorLuxottica S.A.	390,309	89,318,180
Hermes International S.C.A.	77,537	169,444,291
L’Oreal S.A.	254,133	109,899,165
LVMH Moet Hennessy Louis Vuitton SE	214,777	151,495,578
Sartorius Stedim Biotech	349,999	69,842,519
Schneider Electric SE	333,425	80,367,151
		954,124,863
Germany–4.77%
AIXTRON SE	2,774,635	64,786,480
CTS Eventim AG & Co. KGaA(b)	761,301	67,058,258
SAP SE	279,083	59,003,793
Siemens AG	768,914	140,785,833
		331,634,364
India–6.59%
Dr Lal PathLabs Ltd.(c)	3,114,762	115,099,417
ICICI Bank Ltd.	6,192,491	90,264,622
Reliance Industries Ltd.	7,026,791	253,332,816
		458,696,855
Ireland–2.39%
Flutter Entertainment PLC(a)	840,584	166,272,346
Japan–8.31%
Daikin Industries Ltd.(b)	712,700	103,346,170
Hitachi Ltd.	5,993,000	129,488,730
Hoya Corp.	627,910	78,677,584
Keyence Corp.	280,884	122,819,372
Kobe Bussan Co. Ltd.(b)	2,548,600	68,426,978
MonotaRO Co. Ltd.(b)	5,307,100	75,022,748
		577,781,582
Netherlands–7.27%
Aalberts N.V.	1,322,667	50,575,629
ASM International N.V.	156,692	107,807,382
ASML Holding N.V.	253,208	235,780,025
Universal Music Group N.V.	4,677,771	111,445,430
		505,608,466
Shares		Value
New Zealand–0.78%
Xero Ltd.(a)	595,095	$54,223,362
Spain–1.96%
Amadeus IT Group S.A.(b)	2,074,966	136,658,968
Sweden–5.69%
Atlas Copco AB, Class A(b)	9,303,395	165,578,630
Beijer Ref AB(b)	3,754,496	59,620,010
Epiroc AB, Class A(b)	9,138,947	170,581,844
		395,780,484
Switzerland–2.94%
Lonza Group AG	83,379	55,522,840
Sika AG(a)	205,599	62,423,171
VAT Group AG(c)	172,995	86,694,003
		204,640,014
Taiwan–1.69%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,021,000	117,297,754
United Kingdom–21.83%
Ashtead Group PLC	1,682,635	121,431,394
AstraZeneca PLC	454,447	72,198,347
Auto Trader Group PLC(c)	11,055,326	115,802,997
BAE Systems PLC	2,673,796	44,593,849
Compass Group PLC	6,256,953	192,682,914
ConvaTec Group PLC(c)	19,351,765	58,306,435
JD Sports Fashion PLC	91,150,405	154,212,320
London Stock Exchange Group PLC	1,624,259	197,714,005
Next PLC	1,565,624	182,989,665
Rentokil Initial PLC	20,013,822	122,207,511
Rightmove PLC	11,577,099	86,016,117
RS Group PLC	6,965,476	73,177,977
Trainline PLC(a)(c)	22,428,284	97,699,041
		1,519,032,572
United States–7.36%
EPAM Systems, Inc.(a)	458,060	98,542,448
Experian PLC	1,521,563	71,787,356
Ferguson PLC(b)	800,908	176,873,470
ResMed, Inc.(b)	773,328	164,912,196
		512,115,470
Total Common Stocks & Other Equity Interests (Cost $3,528,883,234)		6,904,534,553
Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	24,563,453	24,563,453
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	45,617,842	45,617,842
Total Money Market Funds (Cost $70,181,295)		70,181,295
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.25% (Cost $3,599,064,529)		6,974,715,848

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 5.30%(d)(e)(f)	25,053,774	$25,053,774
Invesco Private Prime Fund, 5.48%(d)(e)(f)	65,256,171	65,275,748
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,329,522)		90,329,522
TOTAL INVESTMENTS IN SECURITIES—101.55% (Cost $3,689,394,051)		7,065,045,370
OTHER ASSETS LESS LIABILITIES–(1.55)%		(107,697,364)
NET ASSETS–100.00%		$6,957,348,006
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $473,601,893, which represented 6.81% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,666,205	$204,321,885	$(224,424,637)	$-	$-	$24,563,453	$348,894
Invesco Liquid Assets Portfolio, Institutional Class	31,945,470	126,862,106	(158,812,315)	(2,110)	6,849	-	239,227
Invesco Treasury Portfolio, Institutional Class	51,047,092	252,592,823	(258,022,073)	-	-	45,617,842	413,105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,986,941	224,156,887	(236,090,054)	-	-	25,053,774	981,246*
Invesco Private Prime Fund	95,136,118	447,726,683	(477,586,331)	-	(722)	65,275,748	2,660,405*
Investments in Other Affiliates:
Trainline PLC**	114,276,680	-	(62,872,259)	61,185,205	(14,890,585)	97,699,041	-
Total	$374,058,506	$1,255,660,384	$(1,417,807,669)	$61,183,095	$(14,884,458)	$258,209,858	$4,642,877

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At July 31, 2024, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$232,089,949	$—	$232,089,949
Canada	379,362,396	—	—	379,362,396
Denmark	—	359,215,108	—	359,215,108
France	—	954,124,863	—	954,124,863
Germany	—	331,634,364	—	331,634,364
India	—	458,696,855	—	458,696,855
Ireland	—	166,272,346	—	166,272,346
Japan	—	577,781,582	—	577,781,582
Netherlands	—	505,608,466	—	505,608,466
New Zealand	—	54,223,362	—	54,223,362
Spain	—	136,658,968	—	136,658,968
Sweden	—	395,780,484	—	395,780,484
Switzerland	—	204,640,014	—	204,640,014
Taiwan	—	117,297,754	—	117,297,754
United Kingdom	—	1,519,032,572	—	1,519,032,572
United States	263,454,644	248,660,826	—	512,115,470
Money Market Funds	70,181,295	90,329,522	—	160,510,817
Total Investments	$712,998,335	$6,352,047,035	$—	$7,065,045,370
Invesco Oppenheimer International Growth Fund